Eaton Vance
North Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 1.0%
Security	Principal Amount (000's omitted)	Value
Housing — 1.0%
Gastonia Housing Authority, NC, (The Lofts at Hudson LLC), FNMA, 4.60%, 11/1/44	$2,000	$ 2,044,154
Raleigh Housing Authority, NC, (Brad Parkside Apartments LLC), Series 2024A, (FNMA), 4.40%, 12/1/43	715	717,687
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,715,000)		$ 2,761,841

Tax-Exempt Municipal Obligations — 93.5%
Security	Principal Amount (000's omitted)	Value
Education — 10.7%
East Carolina University, NC:
3.25%, 10/1/37	$60	$ 58,437
4.00%, 10/1/45	735	721,039
4.00%, 10/1/46	765	748,196
4.125%, 10/1/47	795	784,389
4.125%, 10/1/48	805	790,930
North Carolina Agricultural and Technical State University, 5.00%, 10/1/48	3,730	3,869,529
North Carolina Capital Facilities Finance Agency, (Duke University):
4.00%, 10/1/39	1,215	1,216,216
5.00%, 7/1/42	1,925	1,934,191
North Carolina Capital Facilities Finance Agency, (Wake Forest University):
5.00%, 1/1/36	820	946,240
5.00%, 1/1/48	800	808,860
North Carolina Central University, 3.00%, 10/1/34	150	143,150
University of North Carolina at Asheville, 5.00%, 6/1/39	2,270	2,547,409
University of North Carolina at Chapel Hill:
5.00%, 12/1/50	3,590	3,820,871
5.00%, 12/1/55	3,005	3,169,978
University of North Carolina at Charlotte, 5.00%, 10/1/47	4,700	4,760,366
University of North Carolina at Greensboro, 4.00%, 4/1/35	900	908,819
University of North Carolina at Wilmington, 3.00%, 4/1/46	230	186,142
Western Carolina University, NC:
4.00%, 4/1/50	145	134,373
Security	Principal Amount (000's omitted)	Value
Education (continued)
Western Carolina University, NC: (continued)
5.00%, 10/1/36	$940	$ 966,679
		$ 28,515,814
Electric Utilities — 3.3%
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	$1,260	$ 1,267,157
5.00%, 3/1/46	2,520	2,658,415
Greenville, NC, (Greenville Utilities Commission):
5.00%, 8/1/44	4,600	4,760,887
5.00%, 12/1/46	85	89,572
		$ 8,776,031
Escrowed/Prerefunded — 0.4%
New Hanover County, NC, (New Hanover Regional Medical Center), Prerefunded to 10/1/27, 5.00%, 10/1/36	$1,000	$ 1,032,140
		$ 1,032,140
General Obligations — 8.8%
Brunswick County, NC, 4.00%, 8/1/37	$20	$ 20,746
Burlington, NC, 5.00%, 8/1/35	245	284,895
Concord, NC, 4.00%, 9/1/41	1,050	1,080,001
Fayetteville, NC:
4.00%, 2/1/44	1,085	1,087,961
4.00%, 2/1/46	1,895	1,899,381
Gaston County, NC, 5.00%, 3/1/38	1,100	1,251,100
Huntersville, NC:
4.00%, 12/1/41	865	893,419
4.00%, 12/1/42	1,275	1,301,984
4.00%, 12/1/43	1,220	1,228,968
4.00%, 12/1/44	780	781,943
Johnston County, NC:
4.00%, 2/1/40	200	205,235
4.00%, 2/1/41	1,075	1,103,526
Lee County, NC:
4.00%, 10/1/38	215	220,207
4.00%, 10/1/39	405	413,728
4.00%, 10/1/43	615	617,009
Puerto Rico:
5.625%, 7/1/29	1,000	1,051,269
5.75%, 7/1/31	750	812,343
Rowan County, NC, 4.00%, 4/1/41	2,190	2,242,047
Wake County, NC:
2.50%, 11/1/37	180	159,007

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Wake County, NC: (continued)
5.00%, 4/1/40	$2,060	$ 2,354,458
5.00%, 4/1/41	2,060	2,337,340
Wake Forest, NC:
4.00%, 9/1/39	70	72,609
4.00%, 9/1/40	315	325,766
4.00%, 9/1/41	15	15,480
4.00%, 9/1/42	945	964,453
4.00%, 9/1/43	905	911,442
		$ 23,636,317
Hospital — 8.1%
Nash Health Care Systems, NC, 5.50%, 2/1/44	$940	$ 1,026,865
North Carolina Medical Care Commission, (Duke University Health System):
5.00%, 6/1/41	2,000	2,175,318
(SPA: Royal Bank of Canada), 2.80%, 6/1/55(1)	2,900	2,900,000
North Carolina Medical Care Commission, (FirstHealth of The Carolinas), (LOC: Truist Bank), 2.90%, 10/1/39(1)	3,000	3,000,000
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	2,595	2,338,588
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 5.50%, 11/1/48	2,490	2,670,162
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/49	6,800	7,452,528
		$ 21,563,461
Housing — 6.8%
North Carolina Housing Finance Agency:
3.95%, 1/1/41	$400	$ 395,811
(FHLMC), (FNMA), (GNMA), 1.25%, 1/1/29	1,040	985,081
(FHLMC), (FNMA), (GNMA), 2.00%, 7/1/35	1,045	904,872
(FHLMC), (FNMA), (GNMA), 2.45%, 7/1/34	100	91,989
(FHLMC), (FNMA), (GNMA), 2.80%, 1/1/40	1,690	1,468,920
(FHLMC), (FNMA), (GNMA), 3.40%, 7/1/35	2,120	2,103,326
(FHLMC), (FNMA), (GNMA), 3.85%, 7/1/38	1,815	1,798,652
(FHLMC), (FNMA), (GNMA), 4.00%, 7/1/39	2,240	2,247,360
(FHLMC), (FNMA), (GNMA), 4.05%, 7/1/41	1,000	999,019
(FHLMC), (FNMA), (GNMA), 4.15%, 7/1/40	975	984,666
(FHLMC), (FNMA), (GNMA), 4.55%, 7/1/44	525	524,648
(FHLMC), (FNMA), (GNMA), (SPA: Royal Bank of Canada), 2.80%, 1/1/57(1)	1,500	1,500,000
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	1,410	1,420,930
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.875%, 7/1/42	995	1,036,304
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Raleigh Housing Authority, NC, (919 At Cross Link), (FNMA), 4.50%, 2/1/43	$70	$ 70,652
Wilmington Housing Authority, NC, (Brand Avenue Flats LLC), 2.95% to 5/1/28 (Put Date), 5/1/44	1,775	1,774,069
		$ 18,306,299
Industrial Development Revenue — 0.6%
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (AMT), 3.125% to 12/1/26 (Put Date), 12/1/27	$1,500	$ 1,498,092
		$ 1,498,092
Insured - Education — 0.0%†
University of North Carolina, (AG), 5.00%, 10/1/33	$35	$ 35,017
		$ 35,017
Insured - Electric Utilities — 0.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,335	$ 1,340,915
		$ 1,340,915
Insured - Transportation — 5.2%
Greater Asheville Regional Airport Authority, NC:
(AG), (AMT), 5.00%, 7/1/27	$220	$ 224,417
(AG), (AMT), 5.00%, 7/1/29	1,000	1,058,784
(AG), (AMT), 5.25%, 7/1/48	2,325	2,415,481
(AG), (AMT), 5.50%, 7/1/47	1,960	2,056,826
(AG), (AMT), 5.50%, 7/1/52	1,340	1,388,641
North Carolina Turnpike Authority, (Triangle Expressway System):
(AG), 0.00%, 1/1/35	6,470	4,763,194
(AG), 5.00%, 1/1/39	1,175	1,183,506
(AG), 5.00%, 1/1/58	870	885,640
		$ 13,976,489
Lease Revenue/Certificates of Participation — 15.3%
Ashe County, NC:
4.00%, 6/1/44	$175	$ 173,554
4.125%, 6/1/46	225	222,119
5.00%, 6/1/40	125	140,839
5.00%, 6/1/41	125	139,935
5.00%, 6/1/42	250	272,917
5.00%, 6/1/42	100	111,071
Cabarrus County, NC:
5.00%, 8/1/36	2,305	2,615,258

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Cabarrus County, NC: (continued)
5.00%, 8/1/37	$915	$ 1,032,156
5.00%, 8/1/42	2,190	2,403,959
Charlotte, NC, Certificates of Participation:
2.00%, 12/1/37	1,390	1,140,040
4.00%, 12/1/37	1,185	1,195,967
Dare County, NC:
5.00%, 6/1/33	275	312,587
5.00%, 6/1/34	50	57,395
Durham, NC:
4.00%, 4/1/45	1,225	1,225,038
4.00%, 4/1/46	925	923,649
5.00%, 4/1/43	1,075	1,193,239
Henderson County, NC:
4.00%, 6/1/44	140	139,365
5.00%, 10/1/37	595	677,851
5.00%, 6/1/41	200	223,539
5.00%, 10/1/41	575	641,743
5.00%, 6/1/42	245	272,342
5.00%, 6/1/43	225	248,915
Johnston County, NC, 4.00%, 4/1/46(2)	1,500	1,467,694
Mooresville, NC:
3.00%, 10/1/38	300	279,542
5.00%, 10/1/43	1,275	1,400,779
5.00%, 10/1/45	505	545,250
Onslow County, NC:
5.00%, 12/1/32	450	506,829
5.00%, 12/1/33	675	769,255
5.00%, 12/1/34	625	715,978
5.00%, 12/1/35	140	159,867
5.00%, 12/1/36	300	340,415
Orange County, NC, 5.00%, 10/1/42	1,880	2,079,533
Raleigh, NC:
5.00%, 10/1/36	200	229,637
5.00%, 10/1/37	395	450,684
5.00%, 10/1/37	1,040	1,199,874
5.00%, 10/1/38	500	567,335
5.00%, 10/1/41	900	1,014,604
5.00%, 10/1/42	750	838,703
5.00%, 10/1/43	960	1,066,527
5.00%, 10/1/44	775	852,770
5.00%, 10/1/45	550	599,600
5.00%, 10/1/46	675	728,646
5.25%, 10/1/41	340	387,916
5.25%, 10/1/42	675	764,454
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Raleigh, NC: (continued)
5.25%, 10/1/43	$400	$ 450,299
5.25%, 10/1/44	330	368,243
Sampson County, NC:
5.00%, 12/1/33	635	715,919
5.00%, 12/1/34	475	539,952
5.00%, 12/1/35	5	5,715
Wake County, NC:
4.00%, 3/1/37	1,810	1,861,128
5.00%, 5/1/41	45	50,428
Watauga Public Facilities Corp., NC, 5.25%, 6/1/40	900	987,217
Wilmington, NC, Limited Obligation Bonds:
5.00%, 6/1/35	750	867,991
5.00%, 6/1/41	720	811,187
5.00%, 6/1/43	200	222,318
Winston-Salem, NC:
4.00%, 6/1/43	10	10,077
5.00%, 6/1/34	540	619,865
5.00%, 6/1/40	150	168,003
5.00%, 6/1/41	400	445,365
5.00%, 6/1/42	70	77,378
5.00%, 6/1/43	390	424,900
		$ 40,955,355
Other Revenue — 0.6%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$1,400	$ 1,500,238
		$ 1,500,238
Senior Living/Life Care — 8.2%
North Carolina Medical Care Commission, (Carol Woods), 5.25%, 12/1/50	$1,925	$ 1,988,793
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.):
5.00%, 11/1/31	2,000	2,012,113
5.25%, 11/1/46	1,000	1,039,800
North Carolina Medical Care Commission, (EveryAge):
4.00%, 9/1/47	825	746,797
5.00%, 9/1/44	1,260	1,313,138
5.00%, 9/1/49	1,095	1,106,602
North Carolina Medical Care Commission, (Penick Village):
4.75%, 9/1/29	410	410,827
5.50%, 9/1/44	1,935	2,035,070

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Pennybyrn at Maryfield):
5.00%, 10/1/35	$565	$ 612,920
5.00%, 10/1/36	245	262,974
5.00%, 10/1/50	1,965	1,830,117
5.375%, 10/1/45	810	839,703
North Carolina Medical Care Commission, (Plantation Village, Inc.), 4.00%, 1/1/41	1,120	1,082,499
North Carolina Medical Care Commission, (Porters Neck Village), 5.125%, 1/1/61	1,245	1,231,085
North Carolina Medical Care Commission, (The Forest at Duke), 4.00%, 9/1/41	645	611,077
North Carolina Medical Care Commission, (The Pines at Davidson):
5.00%, 1/1/34	500	510,487
5.00%, 1/1/38	1,000	1,015,905
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
5.00%, 10/1/50	350	353,742
5.125%, 10/1/45	535	561,879
5.125%, 10/1/54	2,490	2,506,347
		$ 22,071,875
Special Tax Revenue — 1.3%
American Samoa Economic Development Authority:
5.00%, 9/1/34(3)	$350	$ 369,237
5.00%, 9/1/38(3)	200	204,082
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,030	2,994,228
		$ 3,567,547
Student Loan — 1.3%
North Carolina Education Assistance Authority:
(AMT), 5.00%, 6/1/43	$1,655	$ 1,698,841
(AMT), 5.00%, 6/1/45	1,765	1,821,998
		$ 3,520,839
Transportation — 5.9%
Charlotte, NC, 5.25%, 7/1/55	$1,910	$ 2,021,574
Charlotte, NC, (Charlotte Douglas International Airport):
5.00%, 7/1/41	315	341,961
5.00%, 7/1/47	5,000	5,040,691
(AMT), 5.00%, 7/1/42	1,000	1,009,751
North Carolina Department of Transportation, (I-77 HOT Lanes), (AMT), 5.00%, 6/30/54	2,400	2,379,333
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	$2,500	$ 2,576,863
Raleigh-Durham Airport Authority, NC, (AMT), 5.00%, 5/1/35	2,200	2,329,131
		$ 15,699,304
Water and Sewer — 16.5%
Buncombe County Metropolitan Sewerage District, NC, 5.00%, 7/1/28	$540	$ 541,042
Cape Fear Public Utility Authority, NC, Water and Sewer System Revenue:
4.00%, 8/1/44	2,090	2,075,180
5.00%, 4/1/42	400	441,477
5.00%, 4/1/43	425	466,369
Carolina Beach, NC, Enterprise System Revenue:
4.50%, 6/1/51	470	468,664
5.00%, 6/1/38	350	401,409
5.00%, 6/1/39	410	467,520
5.00%, 6/1/40	425	482,694
5.00%, 6/1/41	475	535,158
5.00%, 6/1/42	175	195,618
5.00%, 6/1/43	175	194,373
5.00%, 6/1/44	165	181,559
5.00%, 6/1/45	240	261,708
5.00%, 6/1/46	265	286,202
5.00%, 6/1/47	225	240,902
5.00%, 6/1/49	350	369,721
Charlotte, NC, Water and Sewer System Revenue:
4.00%, 7/1/37	6,475	6,560,321
5.00%, 7/1/49	890	942,677
Durham, NC, Water and Sewer Utility System Revenue:
3.00%, 8/1/40	1,115	1,012,539
4.00%, 8/1/43	780	785,509
4.00%, 8/1/44	630	631,490
Fuquay-Varina, NC, Combined Utilities Revenue:
4.00%, 2/1/43	3,060	3,070,390
4.00%, 6/1/45	125	124,192
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/49	3,575	3,762,480
Hendersonville, NC, Water and Sewer System Revenue, 5.00%, 6/1/32	130	145,307
Holly Springs, NC:
5.00%, 11/1/45	1,475	1,608,920
5.00%, 11/1/46	850	918,011
5.00%, 11/1/47	850	909,822

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Johnston County, NC, Water and Sewer System Revenue, 5.00%, 4/1/43	$775	$ 843,066
Onslow Water and Sewer Authority, NC, 5.00%, 12/1/48	975	1,014,598
Raleigh, NC, Combined Enterprise System Revenue:
5.00%, 12/1/41	875	990,211
5.00%, 12/1/42	1,250	1,403,930
5.00%, 12/1/43	1,250	1,395,338
5.00%, 12/1/44	2,730	3,020,125
Sanford, NC, Utility Systems Revenue:
4.00%, 6/1/44	2,000	1,978,435
5.00%, 6/1/39	500	556,797
5.00%, 6/1/40	750	829,111
5.00%, 6/1/41	750	826,322
5.00%, 6/1/42	1,000	1,093,118
5.00%, 6/1/42	185	204,051
5.00%, 6/1/43	1,015	1,105,097
5.00%, 6/1/43	40	43,926
5.00%, 6/1/50	535	562,173
Union County, NC, Enterprise System Revenue, 3.00%, 6/1/38	100	93,598
		$ 44,041,150
Total Tax-Exempt Municipal Obligations (identified cost $247,168,114)		$250,036,883

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Education — 1.5%
Duke University, NC, 5.85%, 4/1/37	$1,400	$ 1,494,679
North Carolina University at Raleigh, 2.62%, 10/1/39	2,000	1,595,698
University of North Carolina at Chapel Hill, 3.327%, 12/1/36	995	912,747
		$ 4,003,124
Lease Revenue/Certificates of Participation — 0.2%
Greensboro, NC, (Coliseum Complex), 2.431%, 4/1/33	$500	$ 433,514
Wilmington, NC, Limited Obligation Bonds, 2.03%, 6/1/30	200	182,943
		$ 616,457
Total Taxable Municipal Obligations (identified cost $4,693,283)		$ 4,619,581

Short-Term Investments — 0.0%†
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.53%(4)	74,737	$ 74,744
Total Short-Term Investments (identified cost $74,744)		$ 74,744
Total Investments — 96.2% (identified cost $254,651,141)		$257,493,049
Other Assets, Less Liabilities — 3.8%		$ 10,073,709
Net Assets — 100.0%		$267,566,758
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(2)	When-issued security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $573,319 or 0.2% of the Fund's net assets.
(4)	The rate shown is the annualized seven-day yield as of May 31, 2026.
The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2026, 6.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.4% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

Eaton Vance
North Carolina Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 2,761,841	$ —	$ 2,761,841
Tax-Exempt Municipal Obligations	—	250,036,883	—	250,036,883
Taxable Municipal Obligations	—	4,619,581	—	4,619,581
Short-Term Investments	74,744	—	—	74,744
Total Investments	$74,744	$257,418,305	$ —	$257,493,049
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.